Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.36%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, *	204,621	$206,131
Total Convertible Bond (cost $206,327)		206,131

Corporate Bonds — 96.48%
Banking — 24.18%
Ally Financial
1.45% 10/2/23	85,000	86,317
5.75% 11/20/25	380,000	431,972

Banco Santander 2.749% 12/3/30	200,000	190,665
Bank of America 2.676% 6/19/41 μ	1,125,000	1,055,538
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	350,000	380,083
Barclays
2.667% 3/10/32 μ	200,000	195,481
5.20% 5/12/26	723,000	819,116

BBVA USA 3.875% 4/10/25	250,000	273,299
BNP Paribas
144A 1.323% 1/13/27 #, μ	415,000	406,147
144A 4.625% 2/25/31 #, μ, ψ	220,000	219,175

Citigroup 4.00% 12/10/25 μ, ψ	555,000	561,799
Citizens Financial Group 2.85% 7/27/26	610,000	647,631
Credit Suisse Group
144A 5.10% 1/24/30 #, μ, ψ	335,000	323,778
144A 5.25% 2/11/27 #, μ, ψ	200,000	202,500
144A 6.375% 8/21/26 #, μ, ψ	210,000	223,825
Deutsche Bank
2.222% 9/18/24 μ	170,000	174,604
3.547% 9/18/31 μ	150,000	155,074
3.729% 1/14/32 μ	400,000	388,324
Goldman Sachs Group
1.431% 3/9/27 μ	305,000	302,412
3.50% 4/1/25	520,000	563,581

HSBC Holdings 4.60% 12/17/30 μ, ψ	210,000	208,163
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.04% 2/4/27 μ	100,000	$97,579
1.764% 11/19/31 μ	255,000	238,045
2.005% 3/13/26 μ	105,000	108,059
Morgan Stanley
1.794% 2/13/32 μ	480,000	448,412
5.00% 11/24/25	450,000	517,720
Natwest Group
2.359% 5/22/24 μ	200,000	206,453
3.754% 11/1/29 μ	200,000	212,816
8.625% 8/15/21 μ, ψ	205,000	210,324

PNC Bank 4.05% 7/26/28	250,000	279,652
SVB Financial Group
1.80% 2/2/31	195,000	180,193
3.125% 6/5/30	160,000	166,518
4.10% 2/15/31 μ	570,000	571,781

Truist Bank 2.636% 9/17/29 μ	695,000	728,902
Truist Financial 4.95% 9/1/25 μ, ψ	395,000	429,069
UBS 7.625% 8/17/22	250,000	272,588
UBS Group 144A 4.375% 2/10/31 #, μ	200,000	197,800
US Bancorp 3.00% 7/30/29	760,000	796,961
Wells Fargo & Co. 3.90% 3/15/26 μ	390,000	394,105
		13,866,461
Basic Industry — 3.31%
Georgia-Pacific 144A 2.10% 4/30/27 #	110,000	111,932
Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	126,669
LYB International Finance III 3.375% 10/1/40	300,000	297,737
LyondellBasell Industries 4.625% 2/26/55	110,000	122,743
Newmont
2.25% 10/1/30	185,000	180,368
2.80% 10/1/29	395,000	406,697

Nutrition & Biosciences 144A 1.832% 10/15/27 #	290,000	283,814
Steel Dynamics
1.65% 10/15/27	100,000	98,059
2.40% 6/15/25	60,000	62,584

NQ-FL9 [3/21] 5/21 (1643621)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Suzano Austria 3.75% 1/15/31	200,000	$206,117
		1,896,720
Brokerage — 2.56%
Charles Schwab
2.00% 3/20/28	145,000	145,736
4.00% 6/1/26 μ, ψ	130,000	132,249
4.00% 12/1/30 μ, ψ	120,000	118,110
5.375% 6/1/25 μ, ψ	180,000	199,291

Intercontinental Exchange 2.65% 9/15/40	210,000	194,550
Jefferies Group
2.75% 10/15/32	110,000	108,019
4.15% 1/23/30	100,000	110,000
6.45% 6/8/27	275,000	343,232
6.50% 1/20/43	90,000	115,303
		1,466,490
Capital Goods — 4.27%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	199,924
Ball 2.875% 8/15/30	215,000	207,367
Berry Global
144A 0.95% 2/15/24 #	140,000	139,428
144A 1.57% 1/15/26 #	140,000	137,966
144A 4.875% 7/15/26 #	70,000	74,144

CCL Industries 144A 3.05% 6/1/30 #	120,000	121,780
L3Harris Technologies 3.85% 12/15/26	425,000	471,118
Reynolds Group Issuer 144A 4.00% 10/15/27 #	140,000	137,375
Siemens Financieringsmaatschappij 144A 2.875% 3/11/41 #	250,000	241,367
Teledyne Technologies
0.95% 4/1/24	85,000	84,703
2.25% 4/1/28	275,000	273,851
2.75% 4/1/31	360,000	359,157
		2,448,180
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 14.37%
Altice France 144A 5.125% 1/15/29 #	200,000	$202,875
AMC Networks 4.75% 8/1/25	156,000	160,263
AT&T
1.70% 3/25/26	210,000	210,026
3.10% 2/1/43	296,000	276,829
144A 3.50% 9/15/53 #	290,000	268,502
Charter Communications Operating
3.70% 4/1/51	225,000	210,814
4.80% 3/1/50	230,000	247,314
Comcast
3.20% 7/15/36	580,000	606,288
3.75% 4/1/40	55,000	60,428

Crown Castle International 1.05% 7/15/26	550,000	532,797
CSC Holdings 144A 4.125% 12/1/30 #	230,000	228,684
Discovery Communications 144A 4.00% 9/15/55 #	508,000	500,957
Level 3 Financing
144A 3.625% 1/15/29 #	75,000	72,797
144A 3.75% 7/15/29 #	185,000	181,282
144A 4.25% 7/1/28 #	160,000	161,970

NTT Finance 144A 1.162% 4/3/26 #	350,000	345,629
Time Warner Cable 7.30% 7/1/38	320,000	445,458
Time Warner Entertainment 8.375% 3/15/23	290,000	332,631
T-Mobile USA
144A 2.55% 2/15/31 #	315,000	308,996
144A 3.00% 2/15/41 #	300,000	279,007
3.375% 4/15/29	305,000	307,859
Verizon Communications
2.10% 3/22/28	75,000	75,362
2.55% 3/21/31	145,000	144,995
3.40% 3/22/41	130,000	132,162
3.55% 3/22/51	125,000	125,054
4.50% 8/10/33	530,000	616,203

2    NQ-FL9 [3/21] 5/21 (1643621)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
ViacomCBS
4.375% 3/15/43	495,000	$534,905
4.95% 1/15/31	40,000	47,230

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	212,568
Vodafone Group
4.25% 9/17/50	180,000	198,646
4.875% 6/19/49	180,000	214,224
		8,242,755
Consumer Cyclical — 4.22%
Alibaba Group Holding 2.70% 2/9/41	200,000	181,965
Best Buy 1.95% 10/1/30	300,000	282,937
Ford Motor 8.50% 4/21/23	240,000	267,900
Ford Motor Credit 2.90% 2/16/28	200,000	192,400
General Motors
5.40% 10/2/23	105,000	114,078
6.125% 10/1/25	105,000	123,592
6.25% 10/2/43	199,000	255,195
6.60% 4/1/36	148,000	192,383
General Motors Financial
5.20% 3/20/23	35,000	37,971
5.70% 9/30/30 μ, ψ	150,000	162,375

Levi Strauss & Co. 144A 3.50% 3/1/31 #	110,000	106,288
Lowe's
2.625% 4/1/31	90,000	90,449
3.00% 10/15/50	350,000	327,075

Prime Security Services Borrower 144A 3.375% 8/31/27 #	90,000	87,413
		2,422,021
Consumer Non-Cyclical — 5.62%
Anheuser-Busch InBev Worldwide 4.50% 6/1/50	605,000	687,601
BAT Capital
2.259% 3/25/28	125,000	123,187
3.734% 9/25/40	60,000	57,241

BAT International Finance 1.668% 3/25/26	155,000	153,525
Biogen 3.15% 5/1/50	175,000	161,010
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
1.875% 2/28/31	190,000	$178,623
2.70% 8/21/40	245,000	226,126
4.78% 3/25/38	70,000	82,760

Energizer Holdings 144A 4.375% 3/31/29 #	122,000	122,610
Lamb Weston Holdings 144A 4.625% 11/1/24 #	23,000	23,925
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	325,772
Pilgrim's Pride 144A 4.25% 4/15/31 #	140,000	139,647
Regeneron Pharmaceuticals 1.75% 9/15/30	125,000	115,752
Royalty Pharma 144A 1.75% 9/2/27 #	180,000	174,954
Takeda Pharmaceutical 3.175% 7/9/50	400,000	383,111
Teleflex 144A 4.25% 6/1/28 #	145,000	150,438
Viatris 144A 4.00% 6/22/50 #	115,000	117,492
		3,223,774
Electric — 9.79%
Berkshire Hathaway Energy 2.85% 5/15/51	230,000	206,690
CenterPoint Energy 3.85% 2/1/24	114,000	123,571
CMS Energy 4.75% 6/1/50 μ	190,000	205,675
Dominion Energy 4.65% 12/15/24 μ, ψ	335,000	353,526
Duke Energy 4.875% 9/16/24 μ, ψ	345,000	365,355
Edison International
4.95% 4/15/25	125,000	139,729
5.375% 3/15/26 μ, ψ	210,000	213,423

Entergy Texas 3.55% 9/30/49	115,000	114,755
Eversource Energy 1.65% 8/15/30	115,000	106,792
FirstEnergy Transmission 144A 4.55% 4/1/49 #	255,000	269,340
IPALCO Enterprises 144A 4.25% 5/1/30 #	145,000	158,543
NQ-FL9 [3/21] 5/21 (1643621)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	$178,394
Louisville Gas and Electric 4.25% 4/1/49	300,000	342,391
NRG Energy
144A 2.45% 12/2/27 #	100,000	99,458
144A 3.375% 2/15/29 #	85,000	83,141
144A 3.625% 2/15/31 #	70,000	68,381
144A 3.75% 6/15/24 #	115,000	123,279
144A 4.45% 6/15/29 #	185,000	201,969

Oglethorpe Power 144A 3.75% 8/1/50 #	215,000	209,717
Pacific Gas and Electric
2.10% 8/1/27	290,000	284,349
2.50% 2/1/31	110,000	103,875
3.25% 6/1/31	60,000	59,863
3.30% 8/1/40	45,000	40,872
4.60% 6/15/43	135,000	136,677
4.95% 7/1/50	90,000	92,707

San Diego Gas & Electric 3.32% 4/15/50	120,000	118,534
Southern 4.00% 1/15/51 μ	295,000	312,036
Southern California Edison
3.65% 2/1/50	140,000	138,738
4.875% 3/1/49	220,000	255,995
Vistra Operations
144A 3.55% 7/15/24 #	274,000	286,902
144A 3.70% 1/30/27 #	156,000	162,572
144A 4.30% 7/15/29 #	55,000	58,175
		5,615,424
Energy — 9.89%
BP Capital Markets 4.875% 3/22/30 μ, ψ	225,000	241,594
BP Capital Markets America 2.939% 6/4/51	285,000	254,676
Cheniere Corpus Christi Holdings 7.00% 6/30/24	305,000	351,285
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Continental Resources 4.375% 1/15/28	115,000	$121,066
Devon Energy 5.85% 12/15/25	103,000	120,172
Diamondback Energy 3.125% 3/24/31	290,000	289,767
Enbridge 5.75% 7/15/80 μ	195,000	209,137
Energy Transfer
6.25% 4/15/49	170,000	199,971
7.125% 5/15/30 μ, ψ	215,000	210,012

Enterprise Products Operating 3.20% 2/15/52	645,000	590,036
EQM Midstream Partners 144A 4.75% 1/15/31 #	150,000	145,688
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	200,000	193,467
Kinder Morgan
3.25% 8/1/50	75,000	65,873
3.60% 2/15/51	170,000	158,680

Marathon Oil 4.40% 7/15/27	465,000	512,290
MPLX 4.125% 3/1/27	380,000	422,169
NuStar Logistics 5.625% 4/28/27	153,000	160,339
ONEOK 7.50% 9/1/23	290,000	330,839
Sabine Pass Liquefaction 5.75% 5/15/24	345,000	389,488
Targa Resources Partners
144A 4.00% 1/15/32 #	95,000	89,468
144A 4.875% 2/1/31 #	155,000	157,286

Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	340,000	338,937
WPX Energy 5.25% 9/15/24	107,000	118,904
		5,671,144
Finance Companies — 4.55%
AerCap Ireland Capital DAC
1.75% 1/30/26	150,000	145,790
3.65% 7/21/27	150,000	157,527
4.50% 9/15/23	220,000	236,741
4.625% 10/15/27	150,000	164,725
6.50% 7/15/25	150,000	174,932

Air Lease 3.00% 2/1/30	290,000	284,261

4    NQ-FL9 [3/21] 5/21 (1643621)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 1.95% 1/30/26 #	170,000	$165,745
144A 3.50% 11/1/27 #	300,000	309,025
144A 5.50% 12/15/24 #	355,000	397,268
Avolon Holdings Funding
144A 2.75% 2/21/28 #	160,000	150,500
144A 3.25% 2/15/27 #	80,000	79,492
144A 3.95% 7/1/24 #	190,000	198,774
144A 4.25% 4/15/26 #	140,000	146,769
		2,611,549
Insurance — 1.97%
Athene Holding 3.50% 1/15/31	155,000	159,469
Brighthouse Financial 4.70% 6/22/47	166,000	169,635
Brown & Brown 2.375% 3/15/31	100,000	96,353
Centene
3.375% 2/15/30	175,000	176,914
4.625% 12/15/29	115,000	124,614

Equitable Holdings 4.95% 9/15/25 μ, ψ	115,000	121,900
MetLife 3.85% 9/15/25 μ, ψ	75,000	77,625
Prudential Financial 3.70% 10/1/50 μ	200,000	202,490
		1,129,000
Natural Gas — 0.30%
Sempra Energy 4.875% 10/15/25 μ, ψ	160,000	171,600
		171,600
Real Estate Investment Trusts — 0.69%
Corporate Office Properties 2.75% 4/15/31	210,000	203,506
Global Net Lease 144A 3.75% 12/15/27 #	65,000	63,432
MPT Operating Partnership 3.50% 3/15/31	130,000	127,734
		394,672
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 8.76%
Broadcom
144A 3.469% 4/15/34 #	140,000	$141,210
144A 3.50% 2/15/41 #	225,000	215,796

CoStar Group 144A 2.80% 7/15/30 #	175,000	171,374
Fidelity National Information Services
1.65% 3/1/28	445,000	435,607
3.10% 3/1/41	70,000	68,912

Fiserv 3.20% 7/1/26	320,000	345,632
Global Payments 2.65% 2/15/25	161,000	169,251
Iron Mountain 144A 5.25% 7/15/30 #	178,000	183,883
KLA 3.30% 3/1/50	440,000	423,778
Lam Research 2.875% 6/15/50	200,000	191,204
Mastercard 2.95% 3/15/51	205,000	202,280
Microchip Technology
144A 0.972% 2/15/24 #	215,000	214,721
4.333% 6/1/23	550,000	590,252

NCR 144A 5.125% 4/15/29 #	140,000	141,313
NXP
144A 2.70% 5/1/25 #	30,000	31,487
144A 3.40% 5/1/30 #	55,000	58,166
144A 4.30% 6/18/29 #	61,000	68,340
144A 4.875% 3/1/24 #	445,000	494,796
Oracle
2.875% 3/25/31	190,000	193,571
3.65% 3/25/41	100,000	101,334
3.95% 3/25/51	100,000	103,267
PayPal Holdings
1.65% 6/1/25	185,000	188,590
2.65% 10/1/26	120,000	127,071

SS&C Technologies 144A 5.50% 9/30/27 #	149,000	158,879
		5,020,714
Transportation — 1.63%
Delta Air Lines
144A 7.00% 5/1/25 #	305,000	351,600
7.375% 1/15/26	140,000	163,867

NQ-FL9 [3/21] 5/21 (1643621)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

Mileage Plus Holdings 144A 6.50% 6/20/27 #	110,000	$120,725
Southwest Airlines 5.125% 6/15/27	260,000	299,150
		935,342
Utilities — 0.37%
Essential Utilities
3.351% 4/15/50	100,000	97,032
4.276% 5/1/49	101,000	112,486
		209,518
Total Corporate Bonds (cost $55,381,809)		55,325,364

Loan Agreements — 2.03%
AmWINS Group TBD 2/19/28 X	110,000	109,421
Applied Systems 1st Lien 3.50% (LIBOR03M + 3.00%) 9/19/24 •	120,000	120,900
Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27 •	120,000	119,906
Ensemble RCM TBD 8/3/26 X	115,000	114,976
Gates Global Tranche B-3 3.50% (LIBOR01M + 2.75%) 3/31/27 •	119,700	119,557
Horizon Therapeutics USA Tranche B-2 TBD 2/26/28 X	110,000	109,817
Informatica TBD 2/25/27 X	114,900	114,146
Prime Security Services Borrower Tranche B-1 TBD 9/23/26 X	120,000	119,571
RealPage TBD 2/18/28 X	120,000	119,575
Reynolds Group Holdings Tranche B-2 TBD 2/5/26 X	115,000	113,886
Total Loan Agreements (cost $1,166,981)		1,161,755
	Number of shares	Value (US $)
Short-Term Investments — 2.68%
Money Market Mutual Funds — 2.68%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	383,787	$383,787
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	383,787	383,787
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	383,788	383,788
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	383,787	383,787
Total Short-Term Investments (cost $1,535,149)		1,535,149

Total Value of Securities—101.55% (cost $58,290,266)		58,228,399
Liabilities Net of Receivables and Other Assets—(1.55%)		(886,730)
Net Assets Applicable to 5,168,837 Shares Outstanding—100.00%		$57,341,669
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $13,727,801, which represents 23.94% of the Series' net assets.
*	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

6    NQ-FL9 [3/21] 5/21 (1643621)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
DAC – Designated Activity Company
Summary of abbreviations: (continued)
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
NQ-FL9 [3/21] 5/21 (1643621)    7